ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accrued expenses and other payables consist of the following:

	December 31,
	2014	2013
	US$	US$
Accrued salaries and social welfare	110,093	254,447
Accrued expenses	191,759	191,780
Other payables, non-trade vendors	186,453	41,511
Others	21,392	6,836
	509,697	494,574